Summary of Significant Accounting Policies - Schedule of Segment Reporting Information (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Brokerage Emerging And Another Related Service [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue	$ 5,932,068		$ 6,703,227		$ 4,157,767
Total cost of revenue	(3,735,307)		(3,663,750)		(2,702,259)
Gross profit	2,196,761		3,039,477		1,455,508
Operating expenses	(11,124,596)		(6,823,320)		(6,692,028)
Share-based compensation	(32,477)		(93,389)		(537,756)
Interest income	2,218		76,054		106,023
Interest expense	(15,033)		(36,818)		(29,431)
Foreign exchange gain (loss)	(21,605)		(43,923)		264,367
Government grants	20,447		53,987		25,769
Others	13,652
Other (expense) income, net	(32,798)		41,880		(171,028)
(Loss) income before income tax expenses	(8,960,632)		(3,786,050)		(5,407,548)
Segment (loss) income	(8,960,632)		(3,786,050)		(5,407,548)
Total assets	7,740,669		10,083,418		9,436,152
Total liabilities	2,754,397		3,444,467		5,670,189
Net assets (liabilities)	4,986,272		6,638,951		3,765,963
Estate Management Services And Other Related Services [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue	5,985,890		4,182,808		846,726
Total cost of revenue	(4,312,758)		(2,816,096)		(582,582)
Gross profit	1,673,132		1,366,712		264,144
Operating expenses	(2,055,572)		(1,965,639)		(370,555)
Share-based compensation
Interest income
Interest expense	(644)		(1,700)		(2,265)
Foreign exchange gain (loss)	(98)		(250)
Government grants	70,223		14,127
Others
Other (expense) income, net	69,481		10,528		(2,265)
(Loss) income before income tax expenses	(312,960)		(576,224)		(108,676)
Segment (loss) income	(312,960)		(576,224)		(108,676)
Total assets	1,083,826		711,804		865,788
Total liabilities	1,814,746		1,051,416		629,176
Net assets (liabilities)	(730,920)		(339,612)		236,612
Digital Marketing Services [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue	323,525
Total cost of revenue	(284,702)
Gross profit	38,823
Operating expenses	(1,432)
Share-based compensation
Interest income
Interest expense
Foreign exchange gain (loss)
Government grants
Others
Other (expense) income, net
(Loss) income before income tax expenses	37,391
Segment (loss) income	37,391
Total assets	323,525
Total liabilities	287,723
Net assets (liabilities)	35,802
Other Operating Segment [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue	12,241,483	$ 9,519,777	10,886,035	$ 7,968,113	5,004,493	$ 3,793,293
Total cost of revenue	(8,332,767)	(6,480,106)	(6,479,846)	(4,742,970)	(3,284,841)	(2,489,836)
Gross profit	3,908,716	3,039,670	4,406,189	3,225,143	1,719,652	1,303,457
Operating expenses	(13,181,600)	(10,250,875)	(8,788,959)	(6,433,143)	(7,062,583)	(5,353,281)
Share-based compensation	(32,477)	(25,256)	(93,389)	(68,357)	(537,756)	(407,607)
Interest income	2,218	1,725	76,054	55,668	106,023	80,363
Interest expense	(15,677)	(12,191)	(38,518)	(28,194)	(31,696)	(24,025)
Foreign exchange gain (loss)	(21,703)	(16,878)	(44,173)	(32,333)	264,367	200,384
Government grants	90,670	70,511	68,114	49,857	25,769	19,532
Others	13,652	10,617
Other (expense) income, net	36,683	28,528	52,408	38,361	(173,293)	(131,353)
(Loss) income before income tax expenses	(9,236,201)	(7,182,677)	(4,362,274)	(3,192,998)	(5,516,224)	(4,181,177)
Segment (loss) income	(9,236,201)	(7,182,677)	(4,362,274)	(3,192,998)	(5,516,224)	(4,181,177)
Total assets	9,148,020		10,795,222		10,301,940		$ 7,114,099	$ 7,901,642	$ 7,808,643
Total liabilities	4,856,866		4,495,883		6,299,365		3,777,016	3,290,796	4,774,779
Net assets (liabilities)	4,291,154		6,299,339		4,002,575		$ 3,337,083	$ 4,610,846	$ 3,033,864
External Parties [Member] | Brokerage Emerging And Another Related Service [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue	5,932,068		6,696,107		3,635,439
External Parties [Member] | Estate Management Services And Other Related Services [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue	5,985,890		4,182,808		846,726
External Parties [Member] | Digital Marketing Services [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue	323,525
External Parties [Member] | Other Operating Segment [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue	12,241,483	9,519,777	10,878,915	7,962,901	4,482,165	3,397,380
Related Parties [Member] | Brokerage Emerging And Another Related Service [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue			7,120		522,328
Related Parties [Member] | Estate Management Services And Other Related Services [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue
Related Parties [Member] | Digital Marketing Services [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue
Related Parties [Member] | Other Operating Segment [Member]
Schedule of Segment Reporting Information [Line Items]
Total revenue			$ 7,120	$ 5,212	$ 522,328	$ 395,913